GS Exception Detail Report - GSMBS 2019 PJ2

GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
12883118		21864915		0423917046	12021C0205	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR was ordered and supported the origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 11:27AM)
12883118		21864037		0423917046	12021C0205	367009	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Credit Scores	Resolved		1	Credit
The borrower's credit scores are below the minimum allowable per guidelines. Per Investor guidelines the minimum credit score allowed for a second home purchase is XXX. The Borrowers mid score was XXX and the Co-borrowers mid score was XXX. The Borrowers loan credit score is XXX which is below the minimum credit score allowed by the Investor.
																						The min credit score allowed for second homes was XXX; please see uploaded guidelines.	Rebuttal (XX/XX/XXXX 12:18PM)				Documentation provided is sufficient. Guidelines allow credit score of XXX and X unit second home and mid score is XXX. (Resolved)	Response (XX/XX/XXXX 12:22PM)
12883118		21864020		0423917046	12021C0205	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883119		21865801		0300084829	1811338664	366830	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	XXXX Consumer Complaint Disclosure - Missing	Resolved		1	Compliance	The XXXX Consumer Complaint Disclosure is missing from the file. XXXX Consumer Home Loan Act XX Code ' 37-23-70(D)	XXXX Consumer Compliant Disclosure was uploaded.	Rebuttal (XX/XX/XXXX 12:42PM)				XXXX Complaint Disclosure has been provided.	Response (XX/XX/XXXX 12:43PM)
12883119		21864060		0300084829	1811338664	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX.
12883119		21864097		0300084829	1811338664	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination appraised value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:34PM)
12883119		21864100		0300084829	1811338664	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883120		21864142		0300013448	45019C0513	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent company on the last revised CD issued on, XX/XX/XXXX.
12883120		21864144		0300013448	45019C0513	366949	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- premiums Optional	Acknowledged		2	Compliance
The Home Warranty on the CD issued on XX/XX/XXXX, is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description '(Optional)' at the end of the label.

12883120		21864807		0300013448	45019C0513	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883120		21864809		0300013448	45019C0513	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:29PM)
12883121		21864502		0300032323	1808071731	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883121		21864757		0300032323	1808071731	367064	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	REO Rental Income Calc	Void		1	Credit
The rental income was not properly calculated resulting in a recalculated DTI that exceeds allowable tolerance. The lender qualified the borrower using $XXXX or XX% of $XXXX for the borrower's departing residence to calculate the rental income, however, the Operating Income from the appraisal indicated the market rent as $XXXX. The recalculated DTI of XX% exceeds the maximum of XX% that was allowed.

The lease agreement forthe vacating property is for $XXX with a $XXX money order for down payment infile. We are qualifying on less than what actual lease contract isfor. Using $XXX which seems to align more with market. The appraiser notes that typical rents for area range from $XXX to $XXX. The operating statement reflects $XXX for both units as market rents(HUDvalues support)- at XX% $XXX is similar income used to qualify. Thevacating unit was recently updated and is why he was able to ask more.
																							Rebuttal (XX/XX/XXXX 1:36PM)
Guidelines do not require the Operating Income Statement to be used for rental income. In order to utilize rental income on a departure residence, guidelines require an executed lease agreement of at least one year's duration after the loan is closed, evidence of the security deposit and an LTV of XX% or less. The departure residence was a X unit property in which X unit had been rented for the past X years and was reflected on Schedule E. The new unit rented due to the borrowers' departure was documented with a lease agreement in the amount of $XXX per month until XX/XX/XXXX which is well over one year after the subject closing. The security deposit of $XXX was documented in file with a money order and the deposit slip into the borrowers' account. In addition, the appraisal provided verified a value of $XXX which verified an LTV of XX%. Conservative figure of $XXX was used at origination however full $XXX was documented and could be used which results in a DTI of XXX%. (Void)
																												Response (XX/XX/XXXX 1:44PM)
12883121		21864760		0300032323	1808071731	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered returned a value of $XXXX, an XX variance from the origination appraised value of $XXXX.	Response (XX/XX/XXXX 11:20AM)
12883122		21864112		0423936921	26086875	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883122		21863952		0423936921	26086875	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Cleared		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports the origination appraisal value.
12883122		21863977		0423936921	26086875	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883124		21864134		0423841410	2113394528	367058	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Program Parameters	Resolved		1	Credit	The subject loan does not meet Jumbo Loan Program Parameters for minimum loan amount. The minimum loan amount is $XXXX and the loan closed with a loan amount of $XXXX.	Please see uploaded guidelines; minimum loanamount was $XXX.	Rebuttal (XX/XX/XXXX 12:23PM)				Documentation provided is sufficient. Guidelines require a minimum loan amount of $XXXX and subject loan amount is $XXX. (Resolved)	Response (XX/XX/XXXX 12:27PM)
12883124		21864140		0423841410	2113394528	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR was ordered and supports original appraisal value of $XXXX with X% variance.	Response (XX/XX/XXXX 11:19AM)
12883124		21864805		0423841410	2113394528	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent company and the individual Contact on last revised CD issued XX/XX/XXXX.
12883124		21864828		0423841410	2113394528	366880	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - CD Incomplete / Inaccurate	Acknowledged		2	Compliance
The CD issued XX/XX/XXXX reflects a Title Fee (Line 10 - $XX) in Section B that is incomplete without a description of the service. Per Regulation, services related to the issuance of title insurance policies must be described.

12883125		21864995		0300041183	12091C0493	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.
12883125		21864997		0300041183	12091C0493	366894	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date non-numerical	Acknowledged		2	Compliance
This loan failed the non-numeric clerical error post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX.

12883125		21865044		0300041183	12091C0493	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Cleared		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports the origination appraisal value.
12883125		21865047		0300041183	12091C0493	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883126		21864104		0423828474	47187C0230	366950	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Section B incorrect payee	Acknowledged		2	Compliance
The loan contains a fee or fees where 'compensation to' is blank under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
																						Exception noted, however our opinion is this is a clerical error and does not present a material finding as loan is still salable. Invoice uploaded for documentation	Rebuttal (XX/XX/XXXX 3:07PM)
The information provided is not sufficient to cure the finding. Although non-material, in order to cure the defect, a PCCD showing the person/company that ultimately received payment is required. Upgrade to 2 (Upheld)
																												Response (XX/XX/XXXX 11:03AM)
12883126		21864109		0423828474	47187C0230	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.
12883126		21864474		0423828474	47187C0230	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883126		21864475		0423828474	47187C0230	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Cleared		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a field review which supports the appraised value.
12883127		21864954		0423708957	25970187	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination appraised value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:45PM)
12883127		21864851		0423708957	25970187	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883127		21865267		0423708957	25970187	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883128		21863986		0423866151	2144901290	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination appraised value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:46PM)
12883128		21863961		0423866151	2144901290	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883128		21863972		0423866151	2144901290	366902	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Zero Tolerance Violation Not Cured	Resolved		1	Compliance
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the credit report fee and the addition of the Title - Lender's Title Insurance was not accepted. This results in a tolerance violation in the amount of $XXXX, of which $XXXXX was refunded at consummation. The remaining violation is $XXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.
																						The variance was $XX, the client indicated itshould be isolated as rounding.	Rebuttal (XX/XX/XXXX 4:11PM)				The information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 4:12PM)
12883129		21864062		0423615970	1804286495	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR was ordered and supported the origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:46PM)
12883129		21864091		0423615970	1804286495	367065	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Reserve Assets	Resolved		1	Credit
Sufficient reserves to meet requirements were not verified in the file. The subject transaction required 12 months reserves or $XXXXX. Total verified assets of $XXXXX were not sufficient for total required assets of $XXXX as reserves are short by $XXXX.
																						X months reserves were allthat were required. Please see uploaded guidelines.	Rebuttal (XX/XX/XXXX 11:53AM)				Documentation provided is sufficient. Guidelines for subject transaction require 6 months reserves. Total verified assets of $XXX are sufficient for total required assets of $XXX. (Resolved)	Response (XX/XX/XXXX 12:03PM)
12883129		21864509		0423615970	1804286495	366886	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																											The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 2:21PM)
12883129		21864512		0423615970	1804286495	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.
12883131		21864764		0423901792	26134294	367013	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Debts	Resolved		1	Credit
The borrower's business pays XXX and XXX payments which were excluded from qualifying debts. Per the guidelines; documentation verifying the "most recent" 12 months payments were paid by the business is required. The file contains evidence payments were made by the business X/XXXX through X/XXXX. Subject loan closed XX/XX/XXXX and origination credit report verified a payment made on the XXX debt in X/XXXX. Therefore most recent business bank statements are required.
																						Business Bank Statements in file document X month payment history and are within X days of closing.	Rebuttal (XX/XX/XXXX 4:45PM)
Finding resolved through calibration. Loan file contained business bank statements which documented payments on debts for X months and were dated X/XX to X/XX. The origination credit report verified an additional payment on X/XX and guidelines require the most recent bank statements to verify debts are paid by the business. However, the loan closed in X/XX and bank statements provided are within 90 days of closing which is deemed acceptable. (Resolved)
																												Response (XX/XX/XXXX 4:49PM)
12883131		21864766		0423901792	26134294	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883131		21864756		0423901792	26134294	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 11:29AM)
12883132		21865029		0423408566	1709B77365	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 11:37AM)
12883132		21865031		0423408566	1709B77365	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883132		21865270		0423408566	1709B77365	366907	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct File number.
12883133		21865555		0300017217	1806A68145	367051	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Miscellaneous	Void		1	Credit
The subject loan closed on XX/XX/XXXX as completed construction and the borrowers purchased the vacant lot on XX/XX/XXXX, which is less than 12 months; therefore, the loan must meet Purchase guidelines. The loan file is missing proof of the lot purchase, the construction contract, and the cost breakdown to accurately reconcile value and LTV.

Disagree as the loan is payoff of constructionloan. Rate /term refi/ LTV based on the appraised value. Mortgageto be paid off > 6 months old and the borrower has owned the lot > 6months (since XX/XXXX) All regs. state rate/term refi allowed if borroweralready owns the land. I don't see any policy that states min of 12 months lotownership required in order to use the appraised value
																							Rebuttal (XX/XX/XXXX 3:09PM)
Construction loan paid off at closing was documented with VOM in file and was opened X/XX which is greater than 6 months prior to subject closing. Borrower is reflected as lien holder on construction loan on VOM and on Title. (Void)
																												Response (XX/XX/XXXX 3:22PM)
12883133		21865800		0300017217	1806A68145	366840	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	XXXX Creditor-Placed Insurance Disclosure - Credit Agreement	Cleared		1	Compliance
The XXXX Creditor-Placed Insurance Disclosure is missing from the file. Required if lender will force-place insurance if borrower insurance coverage lapses. XXXX Creditor-Placed Insurance Act of XXXX Code Ann. '' 56-49-111; 56-49-113(a)(1)
																											The XXXX creditor place insurance disclosure requirement was met on page 5 of the security instrument.	Response (XX/XX/XXXX 10:25AM)
12883133		21864136		0300017217	1806A68145	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination appraised value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:31PM)
12883134		21864143		0300020708	1806583233	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883134		21864145		0300020708	1806583233	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination appraised value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:47PM)
12883134		21864738		0300020708	1806583233	366905	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Calculating Cash to Close LE column	Acknowledged		2	Compliance
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX.
																						Total difference is $XX; a X% difference;differences are itemized in Total Loan Costs and Total Other Costs in CD	Rebuttal (XX/XX/XXXX 6:27AM)
The information provided is not sufficient to cure the finding. Although the difference is $XX, the Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Defect is non-material. (Upheld)
																												Response (XX/XX/XXXX 11:43AM)
12883135		21865018		0300022084	1807068314	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883135		21865020		0300022084	1807068314	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:26PM)
12883135		21864844		0300022084	1807068314	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883136		21864737		0300027844	1807697406	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883136		21864958		0300027844	1807697406	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:47PM)
12883136		21864975		0300027844	1807697406	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883137		21864969		0300048352	1803410956	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.
ARR was ordered and returned Inconclusive results. A field review has been ordered.Field review ordered and returned value of $XXX on subject dwelling and included site value adjustment of positive $XXX which brings total value to $XXX. Value is supported as origination appraised value was $XXX.
																												Response (XX/XX/XXXX 4:08PM)Response (XX/XX/XXXX 5:50PM)
12883137		21864970		0300048352	1803410956	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883137		21864767		0300048352	1803410956	366905	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Calculating Cash to Close LE column	Acknowledged		2	Compliance
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX.
																											New documentation addressing this finding has not been provided. Defect is non-material. (Upheld)	Response (XX/XX/XXXX 11:44AM)
12883137		21864768		0300048352	1803410956	366941	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.						New documentation addressing this finding has not been provided. (Upheld)	Response (XX/XX/XXXX 11:44AM)
12883138		21864834		0300051265	2145285793	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883138		21864836		0300051265	2145285793	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.	Review Appraisal uploaded.	Rebuttal (XX/XX/XXXX 2:30PM)				ARR ordered and supported origination value of $XXXX with a X% variance.	Response (XX/XX/XXXX 3:50PM)
12883138		21864878		0300051265	2145285793	366950	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Section B incorrect payee	Acknowledged		2	Compliance
The loan contains a fee or fees where 'compensation to' is blank under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX (Final Inspection fee). However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
																						Exception noted, however our opinion is this is a clerical error and does not present a material finding as loan is still salable. Invoice uploaded for documentation	Rebuttal (XX/XX/XXXX 2:57PM)
The information provided is not sufficient to cure the finding. Although non-material, in order to cure the defect, a PCCD showing the person/company that ultimately received payment is required. Upgraded to a 2 (Upheld)
																												Response (XX/XX/XXXX 11:04AM)
12883138		21864885		0300051265	2145285793	366949	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- premiums Optional	Acknowledged		2	Compliance
The Home Warranty on the CD issued on XX/XX/XXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description '(Optional)' at the end of the label.

12883138		21864900		0300051265	2145285793	366725	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	HMDA - Government Monitoring	Acknowledged		2	Compliance	The Government Monitoring Section on the application was not completed. The Ethnicity Section is incomplete for the borrower; the race and Ethnicity Sections are incomplete for the coborrower.
12883139		21864466		0300062494	2145446926	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported value of $XXXX with a X% variance.	Response (XX/XX/XXXX 3:53PM)
12883139		21864492		0300062494	2145446926	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883139		21864771		0300062494	2145446926	366949	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- premiums Optional	Acknowledged		2	Compliance
The Home Warranty on the CD issued on XX/XX/XXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description '(Optional)' at the end of the label.

12883140		21864739		0300064045	2145460566	366950	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Section B incorrect payee	Resolved		2	Compliance
The loan contains a fee or fees where 'compensation to' is blank under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX .Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
																						Exception noted, however our opinion isthis is a clerical error and does not present a material finding as loan isstill salable. Invoice uploaded for documentation	Rebuttal (XX/XX/XXXX 3:01PM)
The information provided is not sufficient to cure the finding. Although non-material, in order to cure the defect, a PCCD showing the person/company that ultimately received payment is required. (Upheld)
																												Response (XX/XX/XXXX 3:53PM)
12883140		21864742		0300064045	2145460566	366880	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - CD Incomplete / Inaccurate	Acknowledged		2	Compliance
The CD issued XX/XX/XXXX in the loan file reflects a Title - fee paid by the borrower, however, reviewing further documents (Alta issued XX/XX/XXXX and Fee variance worksheet) reflects the fee name should be as such: Title - Restrictions, Encroachments, Minerals Endorsement fee.

12883140		21864029		0300064045	2145460566	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883140		21864030		0300064045	2145460566	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.	Appraisal Review uploaded.	Rebuttal (XX/XX/XXXX 2:35PM)				ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 4:03PM)
12883142		21864038		0423893668	1805B41483	366988	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Assets	Resolved		1	Credit
Required assets included $XXXX for the transaction and $XXXX in reserves for a total of $XXXX. Total documented assets were reduced by a $XXXX non-qualified gift from a friend deposited on XX/XX/XXXX. As a result, the borrower was $XXXX short of required reserves.
																						Please see uploaded guidelines as 6 months reserves wererequired on subject, not 12. Adequate reserves in file w/the $XX non-qualified gift backed out.	Rebuttal (XX/XX/XXXX 12:29PM)				Documentation provided is sufficient. Guidelines require 6 months reserves on X unit primary residence. Total verified assets of $XXX are sufficient for total required assets of $XXX. (Resolved)	Response (XX/XX/XXXX 12:37PM)
12883142		21864052		0423893668	1805B41483	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883142		21864095		0423893668	1805B41483	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported origination value of $XXXX with X% variance.	Response (XX/XX/XXXX 5:48PM)
12883144		21864092		0300062502	1810224588	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR was ordered and supported origination value of $XXXX with a X% variance.	Response (XX/XX/XXXX 11:21AM)
12883144		21864093		0300062502	1810224588	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
12883144		21863979		0300062502	1810224588	366870	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
12883145		21864118		0300037009	67861691	366950	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Section B incorrect payee	Acknowledged		2	Compliance
The loan contains a fee where 'compensation to' is blank or reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
																						Exception noted, however our opinion is this is a clerical error and does not present a material finding as loan is still salable. Invoice uploaded for documentation	Rebuttal (XX/XX/XXXX 2:45PM)
The information provided is not sufficient to cure the finding. Although non-material, in order to cure the defect, a PCCD showing the person/company that ultimately received payment is required. Upgraded to a 2 (Upheld)
																												Response (XX/XX/XXXX 11:05AM)
12883145		21865437		0300037009	67861691	367123	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was performed by appropriately licensed appraiser	Resolved		1	Valuation	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA was missing from the loan file.						ARR ordered and supported original appraised value of $XXXX with X% variance.	Response (XX/XX/XXXX 11:21AM)
12883145		21864884		0300037009	67861691	367077	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656528		21878984		83128918	1408792768	368981	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Debts	Resolved		1	Credit
The borrower is purchasing a newly constructed home. Taxes used for qualifying were on unimproved land. The file does not contain a calculation for improved taxes. Unable to accurately calculate DTI. Taxes need to be calculated on improved property and if revised DTI exceeds initial DTI of XX%, then loan needs to be reran through LP receiving an Accept Eligible.

X/XX - ** ISSUE **cannot locate LOE orsupporting docs to exclude XXX/mo auto payment that is on credit report andnot on final 1003, but is on initial 1003.LOX provided which stated that taxes used were based on the previous property value. New taxes were not available for the new construction.
																							Rebuttal (XX/XX/XXXX 12:04PM)Rebuttal (XX/XX/XXXX 9:02AM)
Awaiting Seller documentation. (Upheld)LOX confirmed that taxes used to qualify were based on the previous property value which was unimproved land. Subject is new construction. DTI at origination is XXX% with monthly taxes based on land value of $XXX per month on the subject property. The tax cert in file verified that the tax rate of XX was applied to a total amount of $XXX for taxes on the land which results in the $XXX per month figure. However, the origination appraisal in file reflected $XXX for taxes and if this figure was used at $XXX the DTI would increase to XX%. (Upheld)LP Accept with AUS Key XXX provided which was assessed on XX/XX/XXXX with full taxes on the subject from appraisal and received an Accept rating with a DTI of X%. (Resolved)
																												Response (XX/XX/XXXX 9:43AM)Response (XX/XX/XXXX 9:16AM)Response (XX/XX/XXXX 4:03PM)
25656528		21879026		83128918	1408792768	369007	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Gift Letter / Funds	Resolved		1	Credit
The file contains two gift checks borrowers received; however, the file does not contain a Gift Letter signed by each of the donors:XXXX for $XXXX and XXXX for $XXXX. Both gifts were used for earnest money deposit paid in the amount of $XXXX. Excluding gifts; borrowers would be short $XXXX funds for closing.
																						LOE provided to reflect that two gifts of $XXX each were not used and backed out of assets and that verified assets in file were still sufficient.	Rebuttal (XX/XX/XXXX 5:05PM)
The final Closing Disclosure in file verified an EMD of $XXX, POCs of $XXX and total cash to close of $XXX therefore total required assets are $XXXX. The XXXX account ending #XXX verified a balance of $XXX as of XX/XX/XXXX. The EMD check of $XXX cleared on XX/XX/XXXX however $XXXX of those funds were the two $XXX gifts that were omitted. Total verified assets are $XXXX therefore assets are short by $XXX. (Upheld)Final Closing Disclosure provided which is dated XX/XX/XXXX and time stamped at 12:47 pm which verified cash to close of $XXXX. Cleared EMD of $XXX and $XXXX was verified in the XXXX account ending #XXX. Subject loan closed XX/XX/XXXX and appraisal was dated XX/XX/XXXX therefore appraisal POC was paid well before closing. HOI policy verified the annual premium was paid in full. LOE and CD provided along with loan documentation verified sufficient assets of $XXXX to cover cash to close of $XXX. (Resolved)
																												Response (XX/XX/XXXX 9:43AM)Response (XX/XX/XXXX 4:49PM)
25656528		21872814		83128918	1408792768	367530	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656529		21878438		83108155	1406984017	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines
25656529		21877961		83108155	1406984017	368960	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656530		21875936		83139207	1410416700	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656530		21875999		83139207	1410416700	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Attached Discl Tracking and initialDisclosure .	Rebuttal (XX/XX/XXXX 10:17AM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 11:42AM)
25656530		21876009		83139207	1410416700	368928	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Federal Testing	Resolved		1	Compliance
This loan failed the TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test.This loan contained a Post Consummation Revised Closing Disclosure and at least one other Closing Disclosure. The last Post Consummation Revised Closing Disclosure in the sequence provided a disclosed Total of Payments, but there was not a disclosed Total of Payments provided on the last pre-consummation Closing Disclosure in the sequence. A Total of Payments disclosed at or prior to consummation is necessary for testing the accuracy of the disclosed Total of Payments.
																						Attached Disclosure Tracking, CD's X/XX,X/XX, X/XX, X/XX,X/XX all showing projected payments.	Rebuttal (XX/XX/XXXX 10:19AM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 11:43AM)
25656535		21875061		83125497	1408467211	369391	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Calculating Cash to Close LE column	Acknowledged		2	Compliance
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX.

25656535		21876797		83125497	1408467211	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656536		21877486		83108095	1406943230	368780	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID Tolerance - Zero Tolerance Violation (No Valid COC)	Resolved		1	Compliance
The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees on XX/XX/XXXX was not accepted: Points - Loan Discount Fee, Re-Inspection Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv) A cost to cure in the amount of $XXXX is required.

XX/XX/XXXX - Pulled LE COC, due to there is no need for a COC on the initial CD’s sent on X/XX. On XX/XX the final LE’s had been sent when the loan was locked also for the re-inspection being needed. In viewing what itemization looked like at that time the points and the re-inspection being needed had been added. COC’s had been done for that then. When the initial CD went out those numbers had been disclosed to the customer already. The only adjustment to those numbers was that the re-inspection went down but that wouldn’t be cause for a COC.
																							Rebuttal (XX/XX/XXXX 11:52AM)
Documentation provided is not sufficient to resolve the finding. Loan Estimate issued XX/XX/XXXX was not provided for review. Only LE received was issued XX/XX/XXXX. Please provide all Loan Estimates for additional review. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 12:36PM)Response (XX/XX/XXXX 1:13PM)
25656536		21877528		83108095	1406943230	369391	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Calculating Cash to Close LE column	Acknowledged		2	Compliance
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the initial LE issued on XX/XX/XXXX.

25656536		21877534		83108095	1406943230	369430	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Transaction Information/Seller Info	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Seller names when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)
25656536		21877363		83108095	1406943230	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656536		21877590		83108095	1406943230	369249	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	XXXX Cosigner Notice - Open-End Credit	Acknowledged		2	Compliance
The file reflects that there is a cosigner on the account, but there is no evidence in the file that the XXXX Cosigner Notice was provided to the cosigner, along with a completed copy of the agreement establishing the account or any other writing evidencing the obligation. XXXX Gen Oblig. Law ' 15-702

25656538		21873075		NE0436426	1410542406	369393	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
25656538		21873191		NE0436426	1410542406	368721	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	QM - Points and Fees	Resolved		1	Compliance
The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: X% of total loan amount.The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3percent of the total loan amount of $XXXX. The following fees were included in the testing: Mortgage Broker Fee (Indirect) $XXXX and Point- Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate > Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)
																						X/XX - provided LOE with ATR/QM screen shot	Rebuttal (XX/XX/XXXX 12:42PM)
The provided documentation is insufficient to cure the finding. Please provide evidence of undiscounted rate for review. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 1:33PM)Response (XX/XX/XXXX 1:46PM)
25656538		21873200		NE0436426	1410542406	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Attached Discl Tracking and initial Disclosure . (Uploaded to GS).	Rebuttal (XX/XX/XXXX 12:46PM)
The provided documentation is insufficient to cure the finding. Per Disclosure Tracking Summary, an initial CD was issued XX/XX/XXXX; however, this CD was not provided for review. Please provide all Loan Estimates and all Closing Disclosures for review. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 1:31PM)Response (XX/XX/XXXX 1:47PM)
25656538		21873213		NE0436426	1410542406	369178	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Disclosures Federal Late	Acknowledged		2	Compliance	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XX/XX/XXXX: HOC was dated XX/XX/XXXX.
25656538		21877331		NE0436426	1410542406	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656546		21877318		83134657	1409922770	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656546		21874086		83134657	1409922770	368724	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	QM - Rebuttable Presumption (HPML)	Resolved		1	Compliance
The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: The date used for rate set is .The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)
																						Attached is the ATR/Safe Harbor Screen Shot supporting the loan not exceeding the HPML APR Threshold.(Uploaded to GS)	Rebuttal (XX/XX/XXXX 1:38PM)
The provided documentation is insufficient to cure the finding. Please provide evidence of rate lock confirmation with evidence of date rate was set. (Upheld)The documentation provided is not sufficient to cure the finding. The rate lock provided confirmed the rate lock date of XX/XX/XXXX. (Upheld)We have reviewed the rebuttal responses and remediation documents for the HPMLs. Based on the HPML requirements, Right to Receive Appraisal disclosure and documentation that the borrower received the appraisal three days prior to closing. The right to receive appraisal disclosure was dated XX/XX/XXXX, the initial application was XX/XX/XXXX. Pursuant to 12 CFR § 1002.14(a), the right to receive appraisal disclosure must be provided to the borrower/s with three business days of application, the loan is non-compliant.The initial LE provided is sufficient to cure the finding. (resolved)
																												Response (XX/XX/XXXX 2:00PM)Response (XX/XX/XXXX 1:54PM)Response (XX/XX/XXXX 9:19AM)Response (XX/XX/XXXX 12:23PM)
25656546		21874096		83134657	1409922770	369391	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Calculating Cash to Close LE column	Acknowledged		2	Compliance
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX .

25656568		21877877		2101000062	1410307559	369198	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	HMDA - Government Monitoring	Acknowledged		2	Compliance	The Government Monitoring Section on the application was not complete. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b)Equal Credit Opportunity Act (Regulation B)12 CFR 1002.13
25656568		21876910		2101000062	1410307559	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Attached Discl Tracking and initial Disclosure . (Uploaded to GS).	Rebuttal (XX/XX/XXXX 5:33PM)				The Disclosure tracking summary and initial disclosure have not been provided. (finding Upheld).The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 5:53PM)Response (XX/XX/XXXX 3:25PM)
25656568		21878807		2101000062	1410307559	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656569		21877459		83126457	1409620353	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656569		21875225		83126457	1409620353	368960	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656570		21874220		83136220	1409909437	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Attached Discl Tracking and initial Disclosure . (Uploaded to GS).	Rebuttal (XX/XX/XXXX 1:06PM)
The provided documentation is insufficient to cure the finding. There is no evidence of CD issued XX/XX/XXXX. Please provide CD issued XX/XX/XXXX for testing. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 1:11PM)Response (XX/XX/XXXX 3:33PM)
25656570		21876953		83136220	1409909437	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656571		21877878		83134898	1409504127	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656571		21875772		83134898	1409504127	369391	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Calculating Cash to Close LE column	Acknowledged		2	Compliance
The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XX/XX/XXXX, in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX .

25656571		21875869		83134898	1409504127	368780	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID Tolerance - Zero Tolerance Violation (No Valid COC)	Resolved		1	Compliance
The loan failed the charges that cannot increase test.A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv) A cost to cure in the amount of, $XXXX is required.

XX/XX/XXXX - Pulled LE COC, due to there is no need for a COC on the initial CD’s sent on X/XX On XX/XX the final LE’s had been sent when the loan was locked also for the re-inspection being needed. In viewing what itemization looked like at that time the points and the re-inspection being needed had been added. COC’s had been done for that then. When the initial CD went out those numbers had been disclosed to the customer already. The only adjustment to those numbers was that the re-inspection went down but that wouldn’t be cause for a COC.
																							Rebuttal (XX/XX/XXXX 1:14PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:22PM)
25656572		21872887		83139011	1409925443	367212	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656572		21878872		83139011	1409925443	368765	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID Disclosures E-consent missing	Resolved		1	Compliance
The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Homeownership Counseling Disclosure, Initial 1003 and Initial LE signed XX/XX/XXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.
																						Pulled e-sign consent dated XX/XX/XXXX prior to disclosure sent on XX/XX/XXXX - uploaded to GS	Rebuttal (XX/XX/XXXX 5:37PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 5:37PM)
25656572		21878786		83139011	1409925443	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following:Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with ' 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).
																						Attached Discl Tracking and initial Disclosure . (Uploaded to GS).	Rebuttal (XX/XX/XXXX 5:35PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 5:35PM)
25656572		21878790		83139011	1409925443	368769	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID LE - Revised LE Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Revised Loan Estimate delivery date test due to the following: Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with ' 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). > Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)
																						Documentation uploaded.	Rebuttal (XX/XX/XXXX 2:52PM)				The documentation provided is sufficient to cure the finding.	Response (XX/XX/XXXX 7:17PM)
25656574		21878791		83125981	1408486845	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656574		21874188		83125981	1408486845	368960	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656575		21897581		83132346	1410003991	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation
The appraised value was supported within X% and all applicable appraisal guidelines were satisfied. The DU findings allowed an Appraisal Waiver based on estimated value of $XXXX. A retroactive XXXX was ordered which supported the value of $XXXX with X% variance.

25656575		21879030		83132346	1410003991	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656575		21877972		83132346	1410003991	369432	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)
25656576		21875793		83131170	1410109118	368738	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Revised CD - No Waiting Period	Resolved		1	Compliance
This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.
																						Attached the Disclsoure Tracking and the Initial CD. (uploaded to GS)	Rebuttal (XX/XX/XXXX 1:27PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:34PM)
25656576		21876854		83131170	1410109118	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656577		21906336		83136498	1409738127	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656577		21877586		83136498	1409738127	369054	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Hazard Insurance	Resolved		1	Credit
The loan was missing current hazard insurance policy on the subject property to evidence HO6 coverage. The Condo Master policy does not specify Walls In coverage as required per FNMA guidelines. HOA bylaws provided do not specifically address interior wall coverage.
																						X/XX- Per documentation in file, Condo Dept. confirmed with HOA to Walls In coverage is need, part of By Laws. Supporting documents uploaded to GS for review	Rebuttal (XX/XX/XXXX 11:35AM)
Documentation provided is sufficient. CPM Project Approval and verification that Master HOI Policy covers all of subject dwelling except for only furniture, furnishings and other personal property located in respective units. (Resolved)
																												Response (XX/XX/XXXX 11:41AM)
25656578		21896478		83090649	1409907070	370711	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID Tolerance - Zero Tolerance Violation (Disclosure Timing Fail)	Resolved		1	Compliance
As a result of the documentation provided during the rebuttal process, The loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within 3 days of the change, the addition of Loan Discount Points on the LE issued XX/XX/XXXX was not accepted as valid. In addition, a valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees were not accepted: Credit Report and Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)
																						Documentation uploaded	Rebuttal (XX/XX/XXXX 3:21PM)
The documentation provided is not sufficient to cure the finding. The COC issued XX/XX/XXXX provided for the addition to the Loan Discount Points fee on the LE issued XX/XX/XXXX is not accepted, because the change was not issued within 3 business days from the disclosure.Document provided is sufficient to cure the findings. (Resolved)Document provided is sufficient to cure the findings. (Resolved)
																												Response (XX/XX/XXXX 3:27PM)Response (XX/XX/XXXX 11:42AM)Response (XX/XX/XXXX 11:42AM)
25656578		21896484		83090649	1409907070	370684	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Transaction Information/Seller Info	Acknowledged		2	Compliance
As a result of the documentation provided during the rebuttal process. The CD issued on XX/XX/XXXX does not reflect the complete Seller < address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)

25656578		21896493		83090649	1409907070	370690	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Section B incorrect payee	Resolved		2	Compliance
As a result of the documentation provided during the rebuttal process. The loan contains a fee or fees where 'compensation to' does not reflect a payee on the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
																											Resolved	Response (XX/XX/XXXX 3:26PM)
25656578		21896498		83090649	1409907070	370681	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance
As a result of the documentation provided during the rebuttal process. The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)

25656578		21872935		83090649	1409907070	367411	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Missing Closing Disclosure	Resolved		1	Compliance
There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.
																						Attached the Final CD (Uploaded to GS)	Rebuttal (XX/XX/XXXX 1:40PM)
The provided documentation is insufficient to cure the finding. Please provide all Closing Disclosures. All Loan Estimates and all Closing Disclosures are required for testing. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 1:47PM)Response (XX/XX/XXXX 4:35PM)
25656578		21872968		83090649	1409907070	367336	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID Disclosures E-consent missing	Resolved		1	Compliance
The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Initial 1003, Patriot Act Information Disclosure, Homeownership Counseling Organization List Disclosure and the Acknowledgement of Intent to Proceed. Per regulation, prior to receiving documents electronically the consumer(s) must consent.
																						Attached the e Consent(Uploaded to GS)	Rebuttal (XX/XX/XXXX 1:41PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:45PM)
25656578		21876842		83090649	1409907070	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656581		21878948		83138488	1410087367	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656581		21906340		83138488	1410087367	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656582		21875516		83141132	1410407977	368911	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Missing Closing Disclosure	Resolved		1	Compliance
There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.
																						Uploaded Final CDCD XX/XX/XXXX provided.	Rebuttal (XX/XX/XXXX 1:51PM)Rebuttal (XX/XX/XXXX 2:58PM)
The provided documentation is insufficient to cure the finding. Please provide all Closing Disclosures. All Loan Estimates and all Closing Disclosures are required for testing. (Upheld)The documentation provided is sufficient to cure the finding for missing CD's; however, because the loan closed under a trust, trust documents are required to ensure signatures are valid. (Upheld)The documentation provided is sufficient to cure the finding for missing CD's; however, because the loan closed under a trust, trust documents are required to ensure signatures are valid. (Upheld). XX/XX/XXXX: Trust documents are sufficient to clear the condition. (resolved)
																												Response (XX/XX/XXXX 1:55PM)Response (XX/XX/XXXX 3:21PM)Response (XX/XX/XXXX 11:28AM)
25656582		21877333		83141132	1410407977	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656585		21875844		83139456	1410043134	369007	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Gift Letter / Funds	Resolved		1	Credit
The Borrower received 3 gifts in the amount of $XXX, $XXX and $XXXX per the Gift Letters in the loan file; however, documentation of the gift funds transfer to the borrower is missing as required per AUS/DU.
																						Gift wire receipt to Title in the amount of $XXXX provided.	Rebuttal (XX/XX/XXXX 4:11PM)				Documentation provided is sufficient. Gift wire receipt to Title in the amount of $XXXX provided. Total verified assets are sufficient for total required assets. (Resolved)	Response (0X/XX/XXXX 4:12PM)
25656585		21876983		83139456	1410043134	368960	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656586		21872810		HB0073743	1410260896	369393	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The PCCD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
25656586		21872811		HB0073743	1410260896	369427	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent company on the last revised PCCD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)
25656586		21872834		HB0073743	1410260896	369432	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

25656586		21877120		HB0073743	1410260896	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656588		21875332		NE0436431	1409872693	369379	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX. The fees appear to be in the following sections: C and E. The fees are subject to tolerance.

25656588		21875314		NE0436431	1409872693	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Attached Discl Tracking and initial Disclosure . (Uploaded to GS).	Rebuttal (XX/XX/XXXX 2:21PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 2:33PM)
25656588		21877429		NE0436431	1409872693	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656590		21897495		HB0071787	1409889867	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation
The appraised value was supported within X% and all applicable appraisal guidelines were satisfied. The DU findings allowed for an Appraisal Waiver with an estimated value of $XXX. A retroactive XXX was ordered which supported a value of $XXXX, a X% variance.

25656590		21873307		HB0071787	1409889867	369393	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The PCCD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
25656590		21876144		HB0071787	1409889867	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656591		21878359		NE0434980	1409072966	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656591		21876481		NE0434980	1409072966	368822	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Attached Discl Tracking and initial Disclosure . (Uploaded to GS).	Rebuttal (XX/XX/XXXX 3:32PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 3:47PM)
25656591		21876398		NE0434980	1409072966	369432	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The Final CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

25656592		21877334		HB0074211	1410447414	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656593		21876321		HB0074204	1410505089	368960	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656593		21878435		HB0074204	1410505089	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25656594		21873385		HB0074214	1410396893	368960	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25656594		21876296		HB0074214	1410396893	369066	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25810532		21913886		NE0436637	1410909792	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	Retro XXXX ordered and returned a value of $XXXX with supports the OA value of $XXXX.
25810532		21902121		NE0436637	1410909792	370816	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Tax Returns Obtained	Resolved		1	Credit	Tax returns for the previous two (2) years were retained in the file; however, the returns are not signed and W2's are not attached, as required.	As of X/XX- In processTax Transcripts for 2016 and 2017 provided.	Rebuttal (XX/XX/XXXX 10:00AM)Rebuttal (XX/XX/XXXX 2:33PM)				Awaiting Seller documentation. (Upheld)Documentation provided is sufficient. (Resolved)	Response (XX/XX/XXXX 10:02AM)Response (XX/XX/XXXX 2:37PM)
25810532		21902147		NE0436637	1410909792	370781	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Income Docs	Resolved		1	Credit
The income/employment is not documented properly according to LP approval. Income must be supported by a YTD paystub documenting all YTD earnings and W-2's for the most recent calendar year or a written VOE documenting all YTD earning and earning for the most recent calendar year. The application indicates the Borrower is employed by the local studio Electrical Lighting Tech Union. The file is missing W-2's for XXXX and YTD earnings. The file contains a written VOE that indicates production ended on one project, effective XX/XX/XXXX. The subject loan closed XX/XX/XXXX. Income for the Borrower's employment could not be verified. Based on self employment, as verified in the XXXX tax returns, the DTI increased from XX% to XX%.
																						As of X/XX- In processIncome calculation explanation and TWN employment history provided.	Rebuttal (XX/XX/XXXX 10:01AM)Rebuttal (XX/XX/XXXX 2:38PM)
Awaiting Seller documentation. (Upheld)Income has been calculated for borrower as $XXX per month for base income, $XXX per month for overtime income and $XXX per month for self-employment income from tax returns. DTI slightly increased from XX% to XX% which is within resubmission tolerance and DTI max. (Resolved)
																												Response (XX/XX/XXXX 10:02AM)Response (XX/XX/XXXX 2:41PM)
25810532		21901544		NE0436637	1410909792	370626	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following:The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
																						Documentation provided	Rebuttal (XX/XX/XXXX 3:25PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 3:26PM)
25810532		21901550		NE0436637	1410909792	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per regulation, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed.
																						Documentation provided	Rebuttal (XX/XX/XXXX 3:28PM)
The provided documentation is insufficient to cure the finding. Per regulation, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Please provide PCCD which corresponds with Settlement Statement dated XX/XX/XXXX (Upheld) PCCD provided is sufficient to clear the finding (Resolved)
																												Response (XX/XX/XXXX 10:45AM)
25810543		21901081		83080199	1404654317	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25810543		21901673		83080199	1404654317	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
25810544		21900969		83143960	1410882895	370746	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Contract	Acknowledged		2	Credit	The loan file submitted for review is missing an addendum to the Purchase Agreement for seller paid closing costs of $XXXX listed on the CD.			GS Acknowledged XX/XX/XXXX
25810544		21901140		83143960	1410882895	370637	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Revised CD - No Waiting Period	Resolved		1	Compliance
This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.
																						Previously uploadedDocumentation provided	Rebuttal (XX/XX/XXXX 12:32PM)Rebuttal (XX/XX/XXXX 1:40PM)
The provided documentation is insufficient to cure the finding. The disclosure tracking reflects the CD issued XX/XX/XXXX was sent to the borrower; however, there is no evidence of receipt. The CD is not a duplicate of the prior acknowledged CD issued XX/XX/XXXX. Per § 1026.19(f)(2)(i)) , Changes before consummation not requiring a new waitingperiod. Except as provided in paragraph (f)(2)(ii), if the disclosuresprovided under paragraph (f)(1)(i) of this section become inaccurate beforeconsummation, the creditor shall provide corrected disclosures reflecting anychanged terms to the consumer so that the consumer receives the correcteddisclosures at or before consummation. (Upheld)The documentation/information provided is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 1:02PM)Response (XX/XX/XXXX 1:40PM)
25810544		21901143		83143960	1410882895	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance
The file contains a Final/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer owed $XXXX. The fees appear to be in the following sections: C. E and H. The fees are not subject to tolerance.
																						XX/XX/XXXX - Received and uploaded PCCD to T-drive, PC, GS folder.	Rebuttal (XX/XX/XXXX 12:45PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 12:46PM)
25810544		21901149		83143960	1410882895	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)			GS acknowledged XX/XX/XXXX
25810544		21901150		83143960	1410882895	370689	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- premiums Optional	Acknowledged		2	Compliance
The Home Warranty Fee on the CD issued on XX/XX/XXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description '(Optional)' at the end of the label. Truth in Lending Act (Regulation Z)12 CFR 1026.38(g)(4)(ii); 12 CFR 1026.37(g)(4)(ii) & Official Comment 37(g)(4)-3
																								GS acknowledged XX/XX/XXXX
25810546		21900810		HB0075316	1410891477	369496	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Credit Report	Resolved		1	Credit
The loan file does not contain the credit report referenced on the AUS. The credit report in the loan file reflects increased debts; however, increase in DTI is less than X%. The credit score referenced on the AUS is XXX. The most recent credit score in the loan file is XXX. The credit report referenced on the AUS is dated XX/XX/XXXX, and expired prior to closing XX/XX/XXXX. The updated credit report is dated XX/XX/XXXX; however, the reference ID does not match the updated AUS and the score is lower.
																						DU Approval with Casefile ID XXXX provided.	Rebuttal (XX/XX/XXXX 11:31AM)
DU Approval dated XX/XX/XXXX submission number X with an Approve/Eligible decision was provided which is linked to origination credit report XXXX dated XX/XX/XXXX. Corrected credit score of XXX and corrected debts were input with link to credit report dated XX/XX/XXXX. (Resolved)
																												Response (XX/XX/XXXX 11:33AM)
25810546		21901484		HB0075316	1410891477	370714	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID Tolerance - Zero Tolerance Violation (No Valid COC)	Resolved		1	Compliance
The loan failed the charges that cannot increase test.A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: 2nd Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)A cost to cure in the amount of $XX is required.
																						Documentation provided	Rebuttal (XX/XX/XXXX 3:01PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 3:01PM)
25810547		21901145		HB0076147	1411026271	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25810547		21901694		HB0076147	1411026271	370496	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Missing HOC Disclosure	Acknowledged		2	Compliance	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.			GS Acknowledged XX/XX/XXXX
25810547		21901639		HB0076147	1411026271	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed XX/XX/XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX after providing funds to close in the amount of $XXXX. The fees appear to be in the following sections: C and E. The fees are subject to tolerance.
																						Documentation provided.	Rebuttal (XX/XX/XXXX 1:15PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:16PM)
25810548		21901343		NE0436474	1410515344	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25810548		21901399		NE0436474	1410515344	370626	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt is required.
																						X/XX-HB Initial CD dated XX/XX/XXXX along withDisclosure Tracking evidencing borrower receipt uploaded for GS/DR review.	Rebuttal (XX/XX/XXXX 12:40PM)				The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 12:53PM)
25810548		21901422		NE0436474	1410515344	370620	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - CD Incomplete / Inaccurate	Resolved		1	Compliance
The CD issued on XX/XX/XXXX does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. The box for “Other” was checked; however, the description of Other was not disclosed.
																						X/XX- HB Uploaded for GS/DR review.	Rebuttal (XX/XX/XXXX 12:42PM)				The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 12:53PM)
25810549		21902103		NE0436633	1410909108	370626	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt is required.
																						Documentation provided	Rebuttal (XX/XX/XXXX 2:55PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 2:56PM)
25810549		21902118		NE0436633	1410909108	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance
The file contains a certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX and a post consummation CD was not provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $XXXXX at consummation; however, per the ALTA statement, the consumer received $XXXX. The difference in fees appear to be in the following sections: E, F, H and payoffs. The changed fees are not subject to tolerance.
																						Documentation provided	Rebuttal (XX/XX/XXXX 2:57PM)				The provided documentation is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 2:59PM)
25810549		21902123		NE0436633	1410909108	370646	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/Disbursement Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(iii)			Gs acknowledged XX/XX/XXXX
25810549		21902125		NE0436633	1410909108	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)
																								GS Acknowledged XX/XX/XXXX
25810549		21901592		NE0436633	1410909108	370801	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Program Parameters	Resolved		1	Credit
Subject loan is an XX% limited cash out refinance paying off a 1st mortgage and HELOC. Per DU findings, if the subordinate lien being paid off was not used to acquire the subject property the loan is ineligible as a limited cash out refinance and must be resubmitted as a cash out refinance. The HELOC account was opened on XX/XX/XXXX. A new mortgage in the amount of $XXXXX was opened on XX/XX/XXXX and the HELOC account was then subordinated at the same time. Subject loan does not meet FNMA guidelines for a limited cash out refinance. In addition, the maximum LTV for a cash out refinance is X%.
																						RE mtg opened XX/XX Loan Depot for $XXX - falls in line with move in for borrower's current residence. Provided prop profile to support	Rebuttal (XX/XX/XXXX 7:45AM)
Property profile provided which verified that the subject was purchased on XX/XX/XXXX with a 1st mortgage line of $XXX with XXXX and a 2nd lien HELOC of $XXXX with XXXX Bank. Therefore, the 2nd lien is a purchase money HELOC. The 1st mortgage lien was refinanced to $XXX on XX/XX/XXXX with XXXX and the 2nd lien HELOC was subordinated. Subject transaction meets DU Approval requirements as HELOC is a purchase money. Documentation provided is sufficient. (Resolved)
																												Response (XX/XX/XXXX 8:03AM)
25810549		21901594		NE0436633	1410909108	370775	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Flood Cert	Resolved		1	Credit	The flood certificate was missing from the loan file.	Flood Cert provided.	Rebuttal (XX/XX/XXXX 1:58PM)				Documentation provided is sufficient. (Resolved)	Response (XX/XX/XXXX 1:59PM)
25810549		21909269		NE0436633	1410909108	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	The AUS allowed for an appraisal waiver based on value of $XXXX. A Retro XXXX returned a value of $XXXX which is within a X% variance.
25810550		21901065		NE0436748	1410781686	370829	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	VVOE required	Resolved		1	Credit
A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the borrower's second job. The borrower was qualified with income from a second job with XXX. The file did not contain the VVOE within 10 days from this employer as required by guidelines. Noted, omitting this income results in a DTI increase from XX% to XX% which is within tolerance and maximum DTI allowed of X%.
																						VVOE for World Triathalon Corp provided.	Rebuttal (XX/XX/XXXX 3:19PM)Rebuttal (XX/XX/XXXX 3:24PM)				Documentation provided is sufficient. (Resolved)	Response (XX/XX/XXXX 3:26PM)
25810550		21902514		NE0436748	1410781686	370626	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
																						X/XX- HB reuploaded for GS/DR Review	Rebuttal (XX/XX/XXXX 12:36PM)				The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 12:54PM)
25810550		21901548		NE0436748	1410781686	370452	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	HMDA - Government Monitoring	Acknowledged		2	Compliance
The Government Monitoring Section on the application was not completed for the Co-Borrower. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b)Equal Credit Opportunity Act (Regulation B)12 CFR 1002.13
																								GS acknowledged XX/XX/XXXX
25810550		21901625		NE0436748	1410781686	370701	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID LE - Revised LE Delivery Date (prior to consummation)	Resolved		1	Compliance
The revised LE issued XX/XX/XXXX and XX/XX/XXXX provided in the loan file were illegible. As a result, testing for TILA Accuracy, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold and State Threshold could not be completed through the Compliance tool.
																						X/XX- HB reuploaded for GS/DR Review.Documentation provided	Rebuttal (XX/XX/XXXX 12:29PM)Rebuttal (XX/XX/XXXX 12:35PM)				The revised LE issued on XX/XX/XXXX and XX/XX/XXXX were not provided.The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 12:55PM)Response (XX/XX/XXXX 12:35PM)
25819868		21913667		83143332	1410471372	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR ordered and returned a value of $XXXX which supports the OA value of $XXXX with X% variance.
25819868		21902093		83143332	1410471372	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)
																								GS Acknowledged XX/XX/XXXX
25819868		21901341		83143332	1410471372	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXX. The fees appear to be in the following sections: C, E, F, and payoffs. The fees in Section E are subject to tolerance but decreased.
																						Documentation provided	Rebuttal (XX/XX/XXXX 1:49PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:51PM)
25819868		21901493		83143332	1410471372	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
25819869		21901259		83144933	1410749448	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)
																								GS acknowledged XX/XX/XXXX
25819869		21901273		83144933	1410749448	370646	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/Disbursement Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)			GS acknowledged XX/XX/XXXX
25819869		21901299		83144933	1410749448	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX . The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation (after providing funds to close in the amount of $XXX; however, per the ALTA statement, the consumer received $XXX. The fees appear to be in the following sections: C, E, F, H and L. The fees in section E are subject to tolerance but decreased.
																											The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 2:01PM)
25819869		21901141		83144933	1410749448	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines
25819869		21900254		83144933	1410749448	369372	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Disclosure Summary and tracker provided.Disclosure Summary and tracker provided. X/XX- HB- the Closing Disclosure was issued to the borrower on 1/29/19. AnotherCD was issued on 1/30/19 revising only the 1st payment due date (noredisclosure/waiting period triggered). The borrower's singed on 2/1/19. Fromthe actual issuance of the closing disclosure (1/29/19) which was issued to theborrower electronically to our closing date (2/1/19) the 3 day waiting periodwas met.Documentation provided.
																							Rebuttal (XX/XX/XXXX 5:15PM)Rebuttal (XX/XX/XXXX 12:57PM)Rebuttal (XX/XX/XXXX 4:52PM)
The Disclosure tracking detail provided reflects the CD was not acknowledged electronically and the three day mail rule applies. The initial CD was mailed on XX/XX/XXXX. The tracker reflects the Presumed Received Date is XX/XX/XXXX, which is one day after the subject closing of XX/XX/XXXX. (Upheld)A signed and dated initial CD must be provided in order to resolve this finding. (Upheld)The provided documentation is sufficient to cure the finding. (Resolved)
																												Response (XX/XX/XXXX 12:58PM)Response (XX/XX/XXXX 12:59PM)Response (XX/XX/XXXX 4:53PM)
26006413		21920705		83022733	1402527940	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006413		21927029		83022733	1402527940	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006413		21920529		83022733	1402527940	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26006414		21920876		83133142	1409365313	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006414		21920761		83133142	1409365313	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer owed $XXX after providing funds to close in the amount of $XXXX. The fees appear to be in the following sections: C, E and F. The fees are subject to tolerance.

26006414		21920715		83133142	1409365313	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)
26006414		21927037		83133142	1409365313	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006415		21920855		83138579	1409926774	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26006415		21921042		83138579	1409926774	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006415		21927030		83138579	1409926774	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006417		21921040		83146242	141064977	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006417		21927036		83146242	141064977	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006417		21920567		83146242	141064977	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26006418		21920710		83147370	1411010053	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006418		21920862		83147370	1411010053	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

26006418		21927046		83147370	1411010053	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006419		21927041		83151734	1411206582	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006419		21920425		83151734	1411206582	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received/owed $XXXX at consummation (after providing funds to close in the amount of $XXX; however, per the ALTA statement, the consumer owed/received $XXXX. The fees appear to be in the following sections: C, E and F. The fees are/are not subject to tolerance, but decreased.

26006419		21920934		83151734	1411206582	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006419		21920420		83151734	1411206582	370684	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Transaction Information/Seller Info	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)
26006420		21927045		83143735	1410424704	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006420		21920893		83143735	1410424704	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006420		21920423		83143735	1410424704	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26006429		21927044		83123188	1411166871	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006429		21920870		83123188	1411166871	370646	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/Disbursement Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(iii)
26006429		21920880		83123188	1411166871	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD dated XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXX. The fees appear to be in the following sections: C. Services Borrower Did Shop For, E. Taxes and Other Government Fees, F. Prepaids, H. Other, and Proration/Adjustments. The fees in Section E are subject to tolerance, but decreased.

26006429		21920858		83123188	1411166871	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006430		21927049		83142818	1410916399	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006430		21921011		83142818	1410916399	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)
26006430		21921013		83142818	1410916399	370647	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Settlement Agent File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
26006430		21921007		83142818	1410916399	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXX at consummation; however, per the ALTA statement, the consumer received $XXX after providing funds to close in the amount of $XXXX. The fees appear to be in the following sections: C and E. The fees are subject to tolerance.

26006430		21921238		83142818	1410916399	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006431		21920899		83146287	1410986377	370814	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Subordination Agreement	Resolved		1	Credit	A HELOC with XXXXX is attached to the subject property with a zero balance. The loan file does not contain a HELOC closure letter signed by borrower.	Recorded Release of Mortgage Uploaded for GS/DR review	Rebuttal (XX/XX/XXXX 4:17PM)				Documentation received is sufficient. (Resolved)	Response (XX/XX/XXXX 4:18PM)
26006431		21920902		83146287	1410986377	370779	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Hazard Insurance	Resolved		1	Credit	Subject property is a Condo, loan file does not contain a Master Policy for XXXX.	Master Policy uploaded.	Rebuttal (XX/XX/XXXX 9:11AM)				Documentation received is sufficient. (Resolved)	Response (XX/XX/XXXX 9:12AM)
26006431		21920731		83146287	1410986377	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26006431		21927040		83146287	1410986377	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006432		21927051		83147353	1410960397	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006432		21920597		83147353	1410960397	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006432		21920673		83147353	1410960397	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance
The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)

26006432		21920688		83147353	1410960397	370647	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The PCCD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
26006433		21920962		83150170	1411003908	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006433		21920445		83150170	1411003908	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated, XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXX, at consummation (after providing funds to close in the amount of $XXX; however, per the ALTA statement, the consumer received $XXXX. The fees appear to be in the following sections: C, E and F. The fees in section C and F are not subject to tolerance but fees in section E are and decreased.

26006433		21927028		83150170	1411003908	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006434		21920691		83151553	1411140789	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX . The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $XXX, at consummation; however, per the ALTA statement, the consumer received $XXX. The fees appear to be in the following sections: C, E, and payoffs) >. The fees in section E are subject to tolerance but fees in section in C and payoffs are not.

26006434		21921010		83151553	1411140789	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006434		21920722		83151553	1411140789	370563	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	RTC- same creditor (X) version required (3rd circuit, 7th circuit, and X)	Resolved		1	Compliance
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model X was provided; however, because the property is located in XX , model X should have been used. Truth in Lending Act (Regulation Z)12 CFR 1026.23(b)(1)(v), (a)
																						Correct RTC executed, uploaded to GS for review.	Rebuttal (XX/XX/XXXX 11:14AM)				An updated RTC was provided and is sufficient to cure the exception. (Resolved)	Response (XX/XX/XXXX 11:15AM)
26006434		21927043		83151553	1411140789	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006435		21920966		83153936	1411286690	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006435		21920494		83153936	1411286690	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26006435		21926988		83153936	1411286690	370896	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value was not supported within X% of original appraisal amount	Resolved		1	Valuation	The loan closed with an appraisal waiver thru DU with an estimated value of $XXXX. A retroactive XXXX appraisal was ordered and returned a value of $XXXX, which is a variance of XX%.	DU Approval submission number 8 dated XX/XX/XXXX with Casefile ID 1397698989 provided.	Rebuttal (XX/XX/XXXX 3:54PM)				Documentation provided is sufficient. DU Approval received Approve/Eligible recommendation after utilizing verified value of $XXXX which resulted in an LTV of XX%. (Resolved)	Response (XX/XX/XXXX 3:55PM)
26006437		21920808		HB0076272	1202834387	370647	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The PCCD issued on XX/XX/XXXX does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
26006437		21921370		HB0076272	1202834387	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006437		21927038		HB0076272	1202834387	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006438		21921079		HB0076938	1411382744	370466	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Late HOC Disclosure	Acknowledged		2	Compliance	The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 days of the application date.
26006438		21921080		HB0076938	1411382744	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXX at consummation; however, per the ALTA statement, the consumer received $XXX after providing funds to close in the amount of $XXX. The fees appear to be in the following sections: C and E. The fees are subject to tolerance.

26006438		21927027		HB0076938	1411382744	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006438		21920837		HB0076938	1411382744	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26006441		21927047		83150465	1411086003	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26006441		21920474		83150465	1411086003	370647	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/File number Info	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX, does not reflect the correct File number. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(v)
26006441		21921084		83150465	1411086003	370782	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Income Miscalc	Acknowledged		2	Credit
The income is miscalculated resulting in a DTI exceeding the allowable X% increase for DU. The lender miscalculated income on X of the Borrower's X rental properties by using line 19 (other) of Schedule E for Total Expenses which are found on Line 20 of Schedule E, resulting in a decrease of rental income from $XXX to $XXX. The DTI increased from XX% to XX%.

26467754		21937975		83064826	3403600010	370865	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Appraisal was completed subject-to with no completion cert.	Resolved		1	Valuation
The appraisal provided was made subject-to completion and/or repairs with no completion certification provided. Without this certification, Auditor was unable to verify if property was completed and/or repairs made. The appraisal was completed subject to completion. The XXX in file reflected the property had not declined in value; however, did not indicate whether or not the subject was complete.
																						Completion Certificate provided.	Rebuttal (XX/XX/XXXX 3:40PM)				Documentation provided is sufficient. (Resolved)	Response (XX/XX/XXXX 3:41PM)
26467754		21937451		83064826	3403600010	370626	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
																						Documentation provided	Rebuttal (XX/XX/XXXX 1:13PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:18PM)
26467754		21941274		83064826	3403600010	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26467754		21937834		83064826	3403600010	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26467754		21937534		83064826	3403600010	370649	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Incorrect Section	Acknowledged		2	Compliance
The HOA Dues and Land Survey were included in Section C of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section H. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)
																						No A/L or outside SOL	Rebuttal (XX/XX/XXXX 10:19AM)
26467762		21941251		83150949	1412015081	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported a value of $XXXX which is a XX% variance from original appraised value of $XXX.
26467762		21937765		83150949	1412015081	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26467762		21937280		83150949	1412015081	370622	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Disclosures E-consent Missing	Resolved		1	Compliance
The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. Truth in Lending Act (Regulation Z)12 CFR 1026.37(o)(3)(iii) E-SIGN Act15 U.S.C. '7001(c)
																						Documentation provided	Rebuttal (XX/XX/XXXX 1:28PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:33PM)
26467762		21937282		83150949	1412015081	370626	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance
This loan failed the Initial Closing Disclosure delivery date test for disclosure dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with ' 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).
																						Documentation provided	Rebuttal (XX/XX/XXXX 1:30PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:33PM)
26467762		21937285		83150949	1412015081	370681	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD - Settlement Agent License	Acknowledged		2	Compliance	The license number is missing for the Settlement Agent company's Individual Contact on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)	No A/L or outside SOL	Rebuttal (XX/XX/XXXX 10:47AM)
26467762		21937306		83150949	1412015081	370638	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Revised LE Delivery Date (after issue of CD)	Resolved		1	Compliance
This loan failed the revised LE delivery date test for disclosures dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).
																						Documentation provided	Rebuttal (XX/XX/XXXX 1:31PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:34PM)
26467762		21937311		83150949	1412015081	370637	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Revised CD - No Waiting Period	Resolved		1	Compliance
This loan failed the revised CD delivery date test for disclosure dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).
																						Documentation provided	Rebuttal (XX/XX/XXXX 1:32PM)				The documentation/information provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX 1:35PM)
26467762		21937415		83150949	1412015081	370633	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Post-Consummation CD delivery date Borrower paid amount	Acknowledged		2	Compliance
The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX. The fees appear to be in the following sections: C, E, and payoffs. The fees in section E are subject to tolerance but decreased on the ALTA Statement.
																						No A/L or outside SOL	Rebuttal (XX/XX/XXXX 10:49AM)
26467763		21941267		83151275	1411083491	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26467763		21937842		83151275	1411083491	370735	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	AUS Final Approval mismatch	Resolved		1	Credit	The AUS final approval data does not match the 1003/1008 and/or file documents. The rate on the final DU Approval and the 1008 is XX% and the rate on the Note and final 1003 is XX%.	DU Approval dated XX/XX/XXXX submission 4 provided.	Rebuttal (XX/XX/XXXX 4:15PM)				DU Approval with correct Note Rate provided. (Resolved)	Response (XX/XX/XXXX 4:16PM)
26467763		21937432		83151275	1411083491	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26467765		21937646		83156562	1000215970	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26467765		21937492		83156562	1000215970	370629	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID - Lender Credits That Cannot Decrease	Void		1	Compliance
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($X) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X). The lender credit decreased on CD issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required.
																											Lender Credit decrease was not in violation.	Response (XX/XX/XXXX 4:49PM)
26467765		21937496		83156562	1000215970	370452	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	HMDA - Government Monitoring	Acknowledged		2	Compliance
The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13. The ethnicity and race sections were not completed for the borrower and co-borrower.
																						No A/L or outside SOL	Rebuttal (XX/XX/XXXX 10:52AM)
26467765		21941260		83156562	1000215970	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26467768		21937261		83157005	1411567948	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.
26467768		21937599		83157005	1411567948	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26467768		21941271		83157005	1411567948	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26467771		21941262		83158425	1411586179	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26467771		21937643		83158425	1411586179	370829	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	VVOE required	Resolved		1	Credit	The Co-Borrower was self-employed. The loan file does not contain Third Party confirmation of self-employment for the Co-Borrower dated within 120 days of the Note date.
Ok to accept. Seller is unable to get VVOE. Borrower is a bookkeeper and DRIVE report supports X years of S/E history. XXX bank statement supports current deposits listed for bookkeeping services so comfortable income is continuing. Comp Factors: FICO, Reserves. (Resolved)
																												Response (XX/XX/XXXX 2:34PM)
26467771		21937335		83158425	1411586179	370537	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	QM - DTI	Resolved		1	Compliance
DTI ( 12 CFR §1026.43(e)(2)(vi) ) This loan has a qualified mortgage DTI of XX%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed XX percent, calculated in accordance with Appendix Q.
																						Documentation has been uploaded.	Rebuttal (XX/XX/XXXX 11:18AM)				The documentation provided is sufficient to clear the finding. (Resolved)	Response (XX/XX/XXXX 11:40AM)
26467772		21937476		83159845	1411758473	370646	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/Disbursement Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	No A/L or outside SOL	Rebuttal (XX/XX/XXXX 11:09AM)
26467772		21937598		83159845	1411758473	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines
26467772		21941264		83159845	1411758473	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation	ARR supported the OA value with a X% variance.
26467756		21937448		83134150	1409557895	370686	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	No A/L or outside SOL	Rebuttal (XX/XX/XXXX 10:35AM)
26467756		21937455		83134150	1409557895	370646	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	TRID CD ' Closing Information/Disbursement Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(iii)	No A/L or outside SOL	Rebuttal (XX/XX/XXXX 10:38AM)
26467756		21937575		83134150	1409557895	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26467756		21941278		83134150	1409557895	370896	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value was not supported within X% of original appraisal amount	Resolved		1	Valuation
ARR returned an inconclusive value. Original appraised value is $XXXX and Retro Appraisal dated XX/XX/XXXX verified a value of $XXX with a XX% variance. It should be noted that the subject LTV was XX% and LTV with Retro Appraisal value is XX%.
																						DU Approve/Eligible with Casefile ID XXXX ran on XX/XX/XXXX with value from Retro Appraisal provided.	Rebuttal (XX/XX/XXXX 8:24AM)				Documentation provided is sufficient. (Resolved)	Response (XX/XX/XXXX 8:25AM)
26467764		21937672		83155915	1411480121	370819	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.
26467764		21942811		83155915	1411480121	370895	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	Value is supported within X% of original appraisal amount	Cleared		1	Valuation
The appraised value was supported within X% and all applicable appraisal guidelines were satisfied. Loan was delivered with X for Appraisal Waiver. X Appraisal Report dated XX/XX/XXXX was obtained and verified a value of $XXXX which supported the original appraised value of $XXX with a XX% variance.

26467764		21952159		83155915	1411480121	370609	XXXXXX	XXXXXX	XXXXXX	XX/XX/XXXX	XX	$XXXXXXX	XXXXXX	XX/XX/XXXX	XXXXXX	The loan is in compliance with all applicable laws and regulations	Cleared		1	Compliance	The loan is in compliance with all applicable laws and regulations.